Employee Benefit Plans (Schedule of Allocation of Plan Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets	$ 13,661	$ 9,464
U.S. Government and Agency Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets	102	325
Corporate Bonds and Notes [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets	3,501	4,156
Value Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets	3,066	1,878
Blend Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets	3,411	1,433
Growth Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets	2,590	1,500
Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets	991	172
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets	10,058	4,983
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Value Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets	3,066	1,878
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Blend Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets	3,411	1,433
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Growth Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets	2,590	1,500
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets	991	172
(Level 2) Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets	3,603	4,481
(Level 2) Significant Other Observable Inputs [Member] | U.S. Government and Agency Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets	102	325
(Level 2) Significant Other Observable Inputs [Member] | Corporate Bonds and Notes [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets	3,501	4,156
(Level 3) Significant Other Unobservable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets
(Level 3) Significant Other Unobservable Inputs [Member] | U.S. Government and Agency Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets
(Level 3) Significant Other Unobservable Inputs [Member] | Corporate Bonds and Notes [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets
(Level 3) Significant Other Unobservable Inputs [Member] | Value Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets
(Level 3) Significant Other Unobservable Inputs [Member] | Blend Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets
(Level 3) Significant Other Unobservable Inputs [Member] | Growth Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets
(Level 3) Significant Other Unobservable Inputs [Member] | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets
FNB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets		3,903
FNB Plan [Member] | Aggressive Growth Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets		1,003
FNB Plan [Member] | Growth Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets		589
FNB Plan [Member] | Growth and Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets		1,433
FNB Plan [Member] | Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets		878
FNB Plan [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets		3,903
FNB Plan [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Aggressive Growth Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets		1,003
FNB Plan [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Growth Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets		589
FNB Plan [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Growth and Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets		1,433
FNB Plan [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets		$ 878